General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
General and Administrative Expenses (CHF million)
Occupancy expenses	569	561
IT, machinery, etc.	682	759
Provisions and losses	1,921	443
Travel and entertainment	165	176
Professional services	1,053	883
Amortization and impairment of other intangible assets	10	13
Other	762	809
General and administrative expenses	5,162	3,644